Performance Management - SEI DBi Multi-Strategy Alternative ETF	Jan. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Prior to commencing operations, the Fund acquired the assets and liabilities of the Predecessor Fund (the "Reorganization") on August 25, 2025. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor Fund's Class F Shares. The Predecessor Fund's returns in the bar chart and table have not been adjusted to reflect the Fund's expenses. In anticipation of the reorganization, the Predecessor Fund Class F shares implemented a contractual fee wavier on August 3, 2025 that limited Class F's total fund operating expenses to an amount equal to the Fund's expected total annual fund operation expenses. The Fund's returns would have only differed from the returns of the Predecessor Fund's Class F Shares to the extent that, prior to the implementation of the contractual fee waiver, the total fund operating expenses of the Class F Shares were higher than the Fund's current total annual fund operation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 6.47% (03/31/2024) Worst Quarter: -3.55% (03/31/2025)

Bar Chart Closing [Text Block]
Best Quarter: 6.47% (03/31/2024) Worst Quarter: -3.55% (03/31/2025)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	6.47%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(3.55%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

This table compares the Fund's average annual total returns for the period ended December 31, 2025 to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
SEI DBi Multi-Strategy Alternative ETF*	1 Year	Since Inception (6/30/2023)
Return Before Taxes	5.73%	6.20%
Return After Taxes on Distributions	3.84%	4.19%
Return After Taxes on Distributions and Sale of Fund Shares	3.64%	4.03%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	7.30%	4.74%
ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	4.18%	4.85%

* The performance shown for periods prior to the Reorganization represents the performance of the Predecessor Fund's Class F Shares. In anticipation of the reorganization, the Predecessor Fund Class F shares implemented a contractual fee wavier on August 3, 2025 that limited Class F's total fund operating expenses to an amount equal to the Fund's expected total annual fund operation expenses. The Fund's returns would have only differed from the returns of the Predecessor Fund's Class F Shares to the extent that, prior to the implementation of the contractual fee waiver, the total fund operating expenses of the Class F Shares were higher than the Fund's current total annual fund operation

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	The performance shown for periods prior to the Reorganization represents the performance of the Predecessor Fund's Class F Shares. In anticipation of the reorganization, the Predecessor Fund Class F shares implemented a contractual fee wavier on August 3, 2025 that limited Class F's total fund operating expenses to an amount equal to the Fund's expected total annual fund operation expenses. The Fund's returns would have only differed from the returns of the Predecessor Fund's Class F Shares to the extent that, prior to the implementation of the contractual fee waiver, the total fund operating expenses of the Class F Shares were higher than the Fund's current total annual fund operation
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

Although performance is benchmarked against the return of the ICE BofA U.S. 3-Month Treasury Bill Index, an investment in the Fund is substantially different from an investment in U.S. Treasury bills. Among other things, Treasury bills are backed by the full faith and credit of the U.S. Government and have a fixed rate of return. Investors in Treasury bills do not risk losing their investment, whereas loss of money is a risk of investing in the Fund. Further, an investment in the Fund is expected to be substantially more volatile than an investment in Treasury bills because of the breadth and types of securities and other instruments in which the Fund may invest.

Performance Availability Phone [Text]	1-800-DIAL-SEI